Goodwill - Summary of Key Assumptions Used for Assessing the Recoverable Amount of Goodwil (Detail) - Goodwill [member]	12 Months Ended
Dec. 31, 2017 $ / oz
Disclosure Of Cash Flow Statement [Line Items]
Gold price	1,300
Discount rate	7.00%
Bottom of range [member]
Disclosure Of Cash Flow Statement [Line Items]
Silver price	16
Top of range [member]
Disclosure Of Cash Flow Statement [Line Items]
Silver price	18